Other Receivables	12 Months Ended
Dec. 31, 2016
Other Receivables [Abstract]
Other Receivables
(4)	Other Receivables

Other receivables, net are analyzed as follows:

	As of December 31,
	2015	2016
	RMB	RMB
Advances to staff (i)	6,492	9,250
Advances to entrepreneurial agents (ii)	367	1,270
Rental deposits	7,655	8,041
Interest income receivables (iii)	29,708	17,620
Other	7,606	13,005
	51,828	49,186

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)	This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to develop business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits and accrued interest on subscription receivables (Note 2(m)).